Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

14.

Subsequent Events
a)

Series B Preferred Stock Dividends
: On July 15, 2025,

the Company paid a quarterly dividend on
its

series

B

preferred stock,

amounting to

$
0.5546875

per

share,

or

$
1,442
,

to

its

stockholders of
record as of April 14, 2025.
b)
Delivery

of

Vessel:
On

July

15,

2025,

m/v

Selina

was

delivered

to

her

new

owners,

and

the
Company recognized a gain on sale of approximately $ 2,000

(Note 5).

c)

Common

Stock

Dividend:

On

July

30,

2025,

the

Company

declared

a

cash

dividend

on

its
common

stock

of

$
0.01

per

share,

based

on

the

Company’s

results

of

operations

during

the

six
months

ended

June

30,

2025.

The

cash

dividend

was

paid

on

September

11,

2025,

to

all
shareholders of record as of August 21, 2025.
d)

Investment

in

OceanPal

Inc.:
On

July

28,

2025

OceanPal

reported
70,407,833

common

shares
issued and outstanding following an

offering of

units completed on July

22, 2025. As

a result of this
transaction

our

ownership

decreased

to
3.29
%.

Additionally,

on

August

25,

OceanPal

effected

a
r everse stock split which decreased our shares from 3,649,474

(Note 4) to
145,978 .
e)

Equity

securities
:

As

of

September

15,

2025,

the

Company’s

investment

in

equity

securities
increased to $ 61,732
, following additional

purchases of shares

of common stock

of the same

entity
(Note 4).